Cover Page	3 Months Ended
Jan. 31, 2026
Document Information [Line Items]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Jan. 31, 2026
Document Fiscal Year Focus	2026
Document Fiscal Period Focus	Q1
Entity Registrant Name	BANK OF NOVA SCOTIA
Entity Central Index Key	0000009631
Current Fiscal Year End Date	--10-31